Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Net Loss Per Share [Abstract]
Net Loss Per Share

Note 13 — Net Loss Per Share

Basic net loss per share is calculated by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding during the period, giving effect to all potential dilutive securities outstanding for the period. Basic and diluted loss per share is computed using the treasury stock method.

For the three and six months ended June 30, 2023, the numerator of basic net loss per share is the net loss of the accounting acquirer attributable to common stockholders for the comparative reporting periods. The denominator of basic net loss per share is weighted average number of common shares of the accounting acquirer outstanding pre-acquisition, multiplied by the exchange ratio.

The following table sets forth the computation of basic and diluted net loss per share:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2024	2023	2024	2023
Numerator:
Net loss	$(1,771,582)	$(3,157,084)	$(4,083,343)	$(6,494,008)
Denominator:
Weighted average common stock outstanding – Basic and Diluted	80,951,591	67,805,572	80,880,494	67,296,655
Net loss per share of common stock outstanding – Basic and Diluted	$(0.02)	$(0.05)	$(0.05)	$(0.10)

As the Company was in a net loss position for all periods presented, the Company has determined all potentially dilutive shares would be anti-dilutive in these periods and therefore are excluded from the calculation of diluted weighted average shares outstanding. This results in the calculation of weighted average shares outstanding to be the same for basic and diluted earnings per share.

For the three and six months ended June 30, 2024 and 2023, the Company had outstanding warrants to purchase shares of common stock and debt instruments convertible into common stock. There would be 62,578,779 and 7,154,069 shares of additional common stock at June 30, 2024 and 2023, respectively, related to the possible exercise of outstanding warrants and conversion of the debt instruments.

Note 13 — Net Loss per Share

Basic net loss per share is calculated by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding during the period, giving effect to all potential dilutive securities outstanding for the period. Basic and diluted loss per share is computed using the treasury stock method.

For the year ended December 31, 2023, the numerator of basic net loss per share is the consolidated net loss of the Company attributable to common stockholders for the current reporting periods. The denominator of basic net loss per share is the sum of i) weighted average number of common shares of the accounting acquirer outstanding pre-acquisition multiplied by exchange ratio from the beginning of the period to date of acquisition and ii) weighted average number of common shares of the accounting acquiree outstanding post-acquisition from the date of acquisition to reporting date.

For the year ended December 31, 2022, the numerator of basic net loss per share is the net loss of the accounting acquirer attributable to common stockholders for the comparative reporting periods. The denominator of basic net loss per share is weighted average number of common shares of the accounting acquirer outstanding pre-acquisition, multiplied by the exchange ratio.

The following table sets forth the computation of basic and diluted net loss per share:

	For the Year Ended December 31,
	2023	2022
Numerator:
Net loss	$(11,747,403)	$(27,363,072)
Denominator:
Weighted average common stock outstanding – Basic and Diluted	72,040,167	53,219,180
Net loss per share of common stock outstanding – Basic and Diluted	$(0.16)	$(0.51)

As the Company was in a net loss position for all periods presented, the Company has determined all potentially dilutive shares would be anti-dilutive in these periods and therefore are excluded from the calculation of diluted weighted average shares outstanding. This results in the calculation of weighted average shares outstanding to be the same for basic and diluted EPS.

For the years ended December 31, 2023 and 2022, the Company had outstanding warrants to purchase shares of common stock, exercisable at a fixed strike price or exercise price calculated on a valuation of $250,000,000. For the year ended December 31, 2023, the Company had outstanding convertible promissory notes, convertible at a variable conversion price (see Note 8 — Debt for more details). There would be 21,133,552 and 65,829 of additional common shares at December 31, 2023 and 2022, respectively, related to the possible exercise of outstanding warrants and potential conversion of 2023 Convertible Notes, but they were anti-dilutive.